S000028165 [Member] Annual Fund Operating Expenses - DoubleLine Emerging Markets Fixed Income Fund	Mar. 31, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.91%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	1.17%
Class I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.95%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[2]
Expenses (as a percentage of Assets)	0.85%

[1]	Other expenses have been restated to reflect current contractual fees.
[2]	“Other expenses” for Class R6 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.